Borrowings - Mortgage payable (Details) € in Thousands, $ in Thousands	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 15	$ 36
Mortgage payable
Disclosure of detailed information about borrowings [line items]
Notional amount | €	€ 185
Borrowings		$ 15	$ 36
Mortgage payable | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.00%	5.00%